Disposition of Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Expense, Nonoperating [Line Items]
Asset dispositions, proceeds	$ 200,000	$ 0	$ 0
Asset dispositions, loss	500,000
Provision for reduction in carrying value of certain assets	$ 0	$ 1,350,000	$ 1,952,000